Financial assets at amortized cost - Summary of Reverse Repurchase Agreements (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Reverse repurchase agreements	$ 0	$ 2,615,655,397
Gross carrying amount
Disclosure of financial assets [line items]
Reverse repurchase agreements	0	2,618,426,757
Allowances for ECL
Disclosure of financial assets [line items]
Reverse repurchase agreements	$ 0	$ 2,771,360